CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Loss per share, basic	$ (1.17)	$ (0.08)	$ (2.29)	$ (0.17)
Loss per share, fully diluted	$ (1.17)	$ (0.08)	$ (2.29)	$ (0.17)
Weighted average number of common shares outstanding, basic	3,706,795	37,569,312	3,391,685	36,551,418
Weighted average number of common shares outstanding, diluted	3,706,795	37,569,312	3,391,685	36,551,418